CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common Stock, Shares Authorized	250,000,000	250,000,000
Common Stock, Par Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares, Issued	46,682,117	45,994,517
Common Stock, Shares, Outstanding	46,682,117	45,994,517